Employee Benefit Plans (Asset Strategy Allocation) (Details)	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets by strategy	100.00%	100.00%
Domestic Equity
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets by strategy	27.00%	27.00%
International Equity
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets by strategy	17.00%	22.00%
Private Equity
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets by strategy	10.00%	11.00%
Total Equity
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets by strategy	54.00%	60.00%
Actual percentage of the fair value of total Plan assets held	61.00%
Domestic Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets by strategy	23.00%	18.00%
High Yield Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets by strategy	8.00%	9.00%
Total Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets by strategy	31.00%	27.00%
Actual percentage of the fair value of total Plan assets held	24.00%
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets by strategy	5.00%	5.00%
Actual percentage of the fair value of total Plan assets held	4.00%
Other
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets by strategy	10.00%	8.00%
Actual percentage of the fair value of total Plan assets held	11.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Target allocation range	100.00%
Maximum | Domestic Equity
Defined Benefit Plan Disclosure [Line Items]
Target allocation range	40.00%
Maximum | International Equity
Defined Benefit Plan Disclosure [Line Items]
Target allocation range	25.00%
Maximum | Private Equity
Defined Benefit Plan Disclosure [Line Items]
Target allocation range	15.00%
Maximum | Total Equity
Defined Benefit Plan Disclosure [Line Items]
Target allocation range	70.00%
Maximum | Domestic Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Target allocation range	40.00%
Maximum | High Yield Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Target allocation range	25.00%
Maximum | Total Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Target allocation range	65.00%
Maximum | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Target allocation range	10.00%
Maximum | Other
Defined Benefit Plan Disclosure [Line Items]
Target allocation range	15.00%
Minimum | Domestic Equity
Defined Benefit Plan Disclosure [Line Items]
Target allocation range	20.00%
Minimum | International Equity
Defined Benefit Plan Disclosure [Line Items]
Target allocation range	10.00%
Minimum | Private Equity
Defined Benefit Plan Disclosure [Line Items]
Target allocation range	0.00%
Minimum | Total Equity
Defined Benefit Plan Disclosure [Line Items]
Target allocation range	40.00%
Minimum | Domestic Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Target allocation range	10.00%
Minimum | High Yield Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Target allocation range	0.00%
Minimum | Total Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Target allocation range	10.00%
Minimum | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Target allocation range	0.00%
Minimum | Other
Defined Benefit Plan Disclosure [Line Items]
Target allocation range	0.00%